Distribution Date:	08/17/26	BANK 2018-BNK13
Determination Date:	08/11/26
Next Distribution Date:	09/17/26
Record Date:	07/31/26	Commercial Mortgage Pass-Through Certificates
Series 2018-BNK13

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	4		Attention: A.J. Sfarra		cmbsnotices@wellsfargo.com
Certificate Interest Reconciliation Detail	5		30 Hudson Yards, 15th Floor | New York, NY 10001 | United States
		Master Servicer	Trimont LLC
Additional Information	6
			Attention: CMBS Servicing		commercial.servicing@trimont.com
Bond / Collateral Reconciliation - Cash Flows	7
			One South, 101 South Tryon Street, Suite 1400 | Charlotte, NC 28280 | United States
Bond / Collateral Reconciliation - Balances	8	Master & Special Servicer	National Cooperative Bank, N.A.
Current Mortgage Loan and Property Stratification	9-13		Tom Klump	(703) 302-8080	tklump@ncb.coop
Mortgage Loan Detail (Part 1)	14-15		2011 Crystal Drive, Suite 800 | Arlington, VA 22202 | United States
Mortgage Loan Detail (Part 2)	16-17	Special Servicer	Torchlight Loan Services, LLC
Principal Prepayment Detail	18		William A. Clarkson	(212) 808-3640	wclarkson@torchlightinvestors.com
Historical Detail	19		280 Park Avenue, 11th Floor | New York, NY 10017 | United States
Delinquency Loan Detail	20	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Collateral Stratification and Historical Detail	21		Attention: BANK 2018-BNK13 Transaction Manager		notices@pentalphasurveillance.com
Specially Serviced Loan Detail - Part 1	22		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Specially Serviced Loan Detail - Part 2	23	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Modified Loan Detail	24		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Historical Liquidated Loan Detail	25				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Historical Bond / Collateral Loss Reconciliation Detail	26
		Trustee	Wilmington Trust, National Association
Interest Shortfall Detail - Collateral Level	27
			Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Supplemental Notes	28
			1100 North Market Street | Wilmington, DE 19890 | United States

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	06539LAW0	3.221000%	63,326,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	06539LAX8	4.074000%	73,996,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	06539LAY6	3.978000%	9,903,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	06539LAZ3	4.193000%	35,858,000.00	8,498,807.99	401,706.53	29,696.25	0.00	0.00	431,402.78	8,097,101.46	38.82%	30.00%
A-4	06539LBA7	3.953000%	200,000,000.00	151,612,310.86	12,516.34	499,436.22	0.00	0.00	511,952.56	151,599,794.52	38.82%	30.00%
A-5	06539LBB5	4.217000%	244,803,000.00	244,803,000.00	0.00	860,278.54	0.00	0.00	860,278.54	244,803,000.00	38.82%	30.00%
A-S	06539LBE9	4.467000%	86,334,000.00	86,334,000.00	0.00	321,378.31	0.00	0.00	321,378.31	86,334,000.00	25.77%	20.38%
B	06539LBF6	4.716977%	49,334,000.00	49,334,000.00	0.00	193,922.81	0.00	0.00	193,922.81	49,334,000.00	18.30%	14.88%
C	06539LBG4	4.716977%	38,122,000.00	38,122,000.00	0.00	149,850.51	0.00	0.00	149,850.51	38,122,000.00	12.54%	10.63%
D	06539LAJ9	3.000000%	41,485,000.00	41,485,000.00	0.00	103,712.50	0.00	0.00	103,712.50	41,485,000.00	6.26%	6.00%
E	06539LAL4	3.866977%	15,697,000.00	15,697,000.00	0.00	50,583.29	0.00	0.00	50,583.29	15,697,000.00	3.89%	4.25%
F	06539LAN0	3.866977%	10,091,000.00	10,091,000.00	0.00	32,518.06	0.00	0.00	32,518.06	10,091,000.00	2.36%	3.13%
G*	06539LAQ3	3.866977%	28,031,455.00	15,634,427.62	0.00	39,695.46	0.00	0.00	39,695.46	15,634,427.62	0.00%	0.00%
R	06539LAU4	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
V	06539LAS9	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
RR Interest	BCC2HBD09	4.716977%	47,209,497.67	34,821,660.34	21,801.20	136,315.06	0.00	0.00	158,116.26	34,799,859.14	0.00%	0.00%
Regular SubTotal			944,189,952.67	696,433,206.81	436,024.07	2,417,387.01	0.00	0.00	2,853,411.08	695,997,182.74

X-A	06539LBC3	0.599331%	627,886,000.00	404,914,118.85	0.00	202,231.31	0.00	0.00	202,231.31	404,499,895.98
X-B	06539LBD1	0.124182%	173,790,000.00	173,790,000.00	0.00	17,984.63	0.00	0.00	17,984.63	173,790,000.00
X-D	06539LAA8	1.716977%	41,485,000.00	41,485,000.00	0.00	59,357.34	0.00	0.00	59,357.34	41,485,000.00
X-E	06539LAC4	0.850000%	15,697,000.00	15,697,000.00	0.00	11,118.71	0.00	0.00	11,118.71	15,697,000.00
X-F	06539LAE0	0.850000%	10,091,000.00	10,091,000.00	0.00	7,147.79	0.00	0.00	7,147.79	10,091,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹

X-G	06539LAG5	0.850000%	28,031,455.00	15,634,427.62	0.00	11,074.39	0.00	0.00	11,074.39	15,634,427.62
Notional SubTotal			896,980,455.00	661,611,546.47	0.00	308,914.17	0.00	0.00	308,914.17	661,197,323.60

Deal Distribution Total					436,024.07	2,726,301.18	0.00	0.00	3,162,325.25

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	06539LAW0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	06539LAX8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	06539LAY6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	06539LAZ3	237.01288388	11.20270316	0.82816247	0.00000000	0.00000000	0.00000000	0.00000000	12.03086564	225.81018071
A-4	06539LBA7	758.06155430	0.06258170	2.49718110	0.00000000	0.00000000	0.00000000	0.00000000	2.55976280	757.99897260
A-5	06539LBB5	1,000.00000000	0.00000000	3.51416666	0.00000000	0.00000000	0.00000000	0.00000000	3.51416666	1,000.00000000
A-S	06539LBE9	1,000.00000000	0.00000000	3.72249994	0.00000000	0.00000000	0.00000000	0.00000000	3.72249994	1,000.00000000
B	06539LBF6	1,000.00000000	0.00000000	3.93081465	0.00000000	0.00000000	0.00000000	0.00000000	3.93081465	1,000.00000000
C	06539LBG4	1,000.00000000	0.00000000	3.93081449	0.00000000	0.00000000	0.00000000	0.00000000	3.93081449	1,000.00000000
D	06539LAJ9	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
E	06539LAL4	1,000.00000000	0.00000000	3.22248137	0.00000000	0.00000000	0.00000000	0.00000000	3.22248137	1,000.00000000
F	06539LAN0	1,000.00000000	0.00000000	3.22248142	0.00000000	0.00000000	0.00000000	0.00000000	3.22248142	1,000.00000000
G	06539LAQ3	557.74584730	0.00000000	1.41610416	0.38122138	30.33908051	0.00000000	0.00000000	1.41610416	557.74584730
R	06539LAU4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V	06539LAS9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
RR Interest	BCC2HBD09	737.59862016	0.46179691	2.88744991	0.01191349	0.98028156	0.00000000	0.00000000	3.34924682	737.13682326

Notional Certificates
X-A	06539LBC3	644.88477024	0.00000000	0.32208285	0.00000000	0.00000000	0.00000000	0.00000000	0.32208285	644.22505993
X-B	06539LBD1	1,000.00000000	0.00000000	0.10348484	0.00000000	0.00000000	0.00000000	0.00000000	0.10348484	1,000.00000000
X-D	06539LAA8	1,000.00000000	0.00000000	1.43081451	0.00000000	0.00000000	0.00000000	0.00000000	1.43081451	1,000.00000000
X-E	06539LAC4	1,000.00000000	0.00000000	0.70833344	0.00000000	0.00000000	0.00000000	0.00000000	0.70833344	1,000.00000000
X-F	06539LAE0	1,000.00000000	0.00000000	0.70833317	0.00000000	0.00000000	0.00000000	0.00000000	0.70833317	1,000.00000000
X-G	06539LAG5	557.74584730	0.00000000	0.39507011	0.00000000	0.00000000	0.00000000	0.00000000	0.39507011	557.74584730

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	07/01/26 - 07/30/26	30	0.00	29,696.25	0.00	29,696.25	0.00	0.00	0.00	29,696.25	0.00
A-4	07/01/26 - 07/30/26	30	0.00	499,436.22	0.00	499,436.22	0.00	0.00	0.00	499,436.22	0.00
A-5	07/01/26 - 07/30/26	30	0.00	860,278.54	0.00	860,278.54	0.00	0.00	0.00	860,278.54	0.00
X-A	07/01/26 - 07/30/26	30	0.00	202,231.31	0.00	202,231.31	0.00	0.00	0.00	202,231.31	0.00
X-B	07/01/26 - 07/30/26	30	0.00	17,984.63	0.00	17,984.63	0.00	0.00	0.00	17,984.63	0.00
X-D	07/01/26 - 07/30/26	30	0.00	59,357.34	0.00	59,357.34	0.00	0.00	0.00	59,357.34	0.00
X-E	07/01/26 - 07/30/26	30	0.00	11,118.71	0.00	11,118.71	0.00	0.00	0.00	11,118.71	0.00
X-F	07/01/26 - 07/30/26	30	0.00	7,147.79	0.00	7,147.79	0.00	0.00	0.00	7,147.79	0.00
X-G	07/01/26 - 07/30/26	30	0.00	11,074.39	0.00	11,074.39	0.00	0.00	0.00	11,074.39	0.00
A-S	07/01/26 - 07/30/26	30	0.00	321,378.31	0.00	321,378.31	0.00	0.00	0.00	321,378.31	0.00
B	07/01/26 - 07/30/26	30	0.00	193,922.81	0.00	193,922.81	0.00	0.00	0.00	193,922.81	0.00
C	07/01/26 - 07/30/26	30	0.00	149,850.51	0.00	149,850.51	0.00	0.00	0.00	149,850.51	0.00
D	07/01/26 - 07/30/26	30	0.00	103,712.50	0.00	103,712.50	0.00	0.00	0.00	103,712.50	0.00
E	07/01/26 - 07/30/26	30	0.00	50,583.29	0.00	50,583.29	0.00	0.00	0.00	50,583.29	0.00
F	07/01/26 - 07/30/26	30	0.00	32,518.06	0.00	32,518.06	0.00	0.00	0.00	32,518.06	0.00
G	07/01/26 - 07/30/26	30	837,064.95	50,381.65	0.00	50,381.65	10,686.19	0.00	0.00	39,695.46	850,448.57
RR Interest	07/01/26 - 07/30/26	30	45,537.17	136,877.49	0.00	136,877.49	562.43	0.00	0.00	136,315.06	46,278.60
Totals			882,602.12	2,737,549.80	0.00	2,737,549.80	11,248.62	0.00	0.00	2,726,301.18	896,727.17

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 28

	Additional Information
Total Available Distribution Amount (1)	3,162,325.25
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,752,555.94	Master Servicing Fee	8,772.43
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	4,325.01
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	299.68
ARD Interest	0.00	Operating Advisor Fee	1,169.20
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	149.84
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,752,555.94	Total Fees	15,006.15

Principal		Expenses/Reimbursements
Scheduled Principal	436,024.07	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	9,072.92
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	2,175.70
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	436,024.07	Total Expenses/Reimbursements	11,248.62

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,726,301.18
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	436,024.07
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,162,325.25
Total Funds Collected	3,188,580.01	Total Funds Distributed	3,188,580.02

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	696,433,206.81	696,433,206.81	Beginning Certificate Balance	696,433,206.81
(-) Scheduled Principal Collections	436,024.07	436,024.07	(-) Principal Distributions	436,024.07
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	695,997,182.74	695,997,182.74	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	696,454,623.22	696,454,623.22	Ending Certificate Balance	695,997,182.74
Ending Actual Collateral Balance	696,035,932.29	696,035,932.29

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.72%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 28

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	2	5,504,745.53	0.79%	22	5.0627	NAP	Defeased	2	5,504,745.53	0.79%	22	5.0627	NAP
1,000,000 or less	3	2,416,480.44	0.35%	23	4.5494	0.634102	1.20 or less	14	74,779,020.13	10.74%	22	4.9570	0.334493
1,000,001 to 2,000,000	10	16,286,995.90	2.34%	22	4.6045	1.295068	1.21 to 1.30	2	13,524,618.79	1.94%	22	4.3717	1.268174
2,000,001 to 3,000,000	7	18,258,902.25	2.62%	22	4.7656	2.357226	1.31 to 1.40	4	47,178,316.69	6.78%	(15)	4.5143	1.377784
3,000,001 to 4,000,000	4	13,599,989.84	1.95%	18	4.6264	2.025185	1.41 to 1.50	1	5,750,000.00	0.83%	23	5.0400	1.428000
4,000,001 to 5,000,000	2	9,817,829.68	1.41%	23	5.2319	2.859277	1.51 to 1.75	8	180,511,910.55	25.94%	22	4.9146	1.648870
5,000,001 to 7,000,000	5	30,873,773.57	4.44%	20	4.6199	2.067649	1.76 to 2.00	7	57,918,185.84	8.32%	22	4.9686	1.832045
7,000,001 to 8,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.01 to 2.25	0	0.00	0.00%	0	0.0000	0.000000
8,000,001 to 9,000,000	2	16,845,697.70	2.42%	23	4.6689	1.379736	2.26 to 2.50	2	93,521,600.00	13.44%	22	4.0249	2.481210
9,000,001 to 10,000,000	2	19,110,580.87	2.75%	23	4.7881	2.890174	2.51 to 2.75	4	35,833,056.59	5.15%	23	4.9540	2.698507
10,000,001 to 15,000,000	4	46,690,717.70	6.71%	22	4.9248	1.608743	2.76 to 3.00	2	86,000,000.00	12.36%	22	4.0034	2.982663
15,000,001 to 20,000,000	2	33,765,064.64	4.85%	23	5.0661	2.212963	3.01 or greater	10	95,475,728.62	13.72%	23	4.4376	3.421529
20,000,001 to 30,000,000	4	94,854,804.62	13.63%	3	4.5767	1.988530	Totals	56	695,997,182.74	100.00%	20	4.5926	2.072044
30,000,001 to 50,000,000	9	387,971,600.00	55.74%	23	4.4678	2.136764
50,000,001 to 80,000,000	0	0.00	0.00%	0	0.0000	0.000000
80,000,001 to 90,000,000	0	0.00	0.00%	0	0.0000	0.000000
90,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000
Totals	56	695,997,182.74	100.00%	20	4.5926	2.072044
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 28

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	2	5,504,745.53	0.79%	22	5.0627	NAP
							Defeased	2	5,504,745.53	0.79%	22	5.0627	NAP
Arizona	2	11,090,000.00	1.59%	18	4.5057	2.270843
							Industrial	2	9,073,579.25	1.30%	23	4.4982	3.205190
California	5	109,473,416.98	15.73%	22	4.6482	2.247430
							Lodging	5	49,540,241.21	7.12%	21	5.1703	1.932440
Colorado	1	5,750,000.00	0.83%	23	5.0400	1.428000
							Mixed Use	1	10,000,000.00	1.44%	23	4.8100	2.715500
Florida	5	57,456,524.69	8.26%	23	4.9588	1.762455
							Multi-Family	26	85,657,377.71	12.31%	22	4.5888	1.822538
Idaho	1	15,241,647.66	2.19%	23	5.1100	2.714600
							Office	9	236,023,997.85	33.91%	22	4.2975	2.206424
Illinois	1	2,765,200.00	0.40%	23	4.3200	2.468700
							Retail	22	296,892,843.13	42.66%	16	4.7142	1.937598
Indiana	1	4,749,200.00	0.68%	23	4.3200	2.468700
							Self Storage	2	3,304,398.06	0.47%	22	5.0095	1.389181
Louisiana	3	43,587,200.00	6.26%	22	4.2525	2.946446
							Totals	69	695,997,182.74	100.00%	20	4.5926	2.072044
Maryland	1	3,300,000.00	0.47%	23	4.8800	4.209600

Michigan	5	18,326,779.25	2.63%	23	4.4464	2.787003

Missouri	1	40,000,000.00	5.75%	24	4.4330	3.154700

Nevada	2	51,596,871.03	7.41%	21	4.8955	1.566843

New Jersey	2	3,668,000.00	0.53%	23	4.3200	2.468700

New York	22	197,273,638.00	28.34%	23	4.3135	1.613066

Ohio	4	30,337,469.17	4.36%	19	5.1120	1.506139

Oregon	2	7,800,000.00	1.12%	23	4.9090	3.214754

South Carolina	1	11,032,552.34	1.59%	23	5.3230	1.896000

Tennessee	1	12,746,438.51	1.83%	21	4.8390	1.846300

Texas	3	9,550,956.71	1.37%	23	5.0956	2.352162

Virginia	1	29,191,370.04	4.19%	(39)	4.2580	1.379200

Washington	2	17,929,172.83	2.58%	23	4.8063	2.432599

Wisconsin	1	7,626,000.00	1.10%	23	4.3200	2.468700

Totals	69	695,997,182.74	100.00%	20	4.5926	2.072044

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	5,504,745.53	0.79%	22	5.0627	NAP	Defeased	2	5,504,745.53	0.79%	22	5.0627	NAP
	3.750% or less	1	22,000,000.00	3.16%	20	3.7086	3.497900	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.751% to 4.000%	2	94,000,000.00	13.51%	22	3.7680	2.729840	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	3	51,909,202.80	7.46%	22	4.2398	2.566517	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	15	153,242,965.45	22.02%	11	4.3553	2.123593	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	7	52,058,019.04	7.48%	23	4.6428	1.637091	49 months or greater	54	690,492,437.21	99.21%	20	4.5889	2.072508
	4.751% to 5.000%	13	159,923,316.96	22.98%	21	4.8669	2.014912	Totals	56	695,997,182.74	100.00%	20	4.5926	2.072044
	5.001% to 5.250%	8	79,854,968.61	11.47%	23	5.1144	1.943199
	5.251% to 5.500%	4	72,686,134.67	10.44%	23	5.3661	0.869994
	5.501% to 5.750%	1	4,817,829.68	0.69%	23	5.5670	2.693100
	5.751% or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	56	695,997,182.74	100.00%	20	4.5926	2.072044
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	5,504,745.53	0.79%	22	5.0627	NAP	Defeased	2	5,504,745.53	0.79%	22	5.0627	NAP
	60 months or less	54	690,492,437.21	99.21%	20	4.5889	2.072508	Interest Only	18	410,606,600.00	59.00%	22	4.5304	2.247921
	61 months to 84	0	0.00	0.00%	0	0.0000	0.000000	120 months or less	4	65,257,674.01	9.38%	22	4.3515	2.313555
	85 or greater	0	0.00	0.00%	0	0.0000	0.000000	121 months to 180	1	5,773,579.25	0.83%	23	4.2800	2.631100
	Totals	56	695,997,182.74	100.00%	20	4.5926	2.072044	181 months to 240	1	11,054,349.91	1.59%	22	4.3900	1.270000
								241 months to 300	26	183,797,616.30	26.41%	12	4.8473	1.722318
								301 months to 420	4	14,002,617.74	2.01%	23	4.3018	0.805182
								421 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	56	695,997,182.74	100.00%	20	4.5926	2.072044
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	2	5,504,745.53	0.79%	22	5.0627	NAP			No outstanding loans in this group
Underwriter's Information		1	44,000,000.00	6.32%	22	3.7680	3.000000
	12 months or less	41	623,379,479.10	89.57%	19	4.6512	2.044424
	13 months to 24 months	9	16,600,007.62	2.39%	23	4.3872	0.884215
	25 months or greater	3	6,512,950.49	0.94%	14	4.6832	1.523281
	Totals	56	695,997,182.74	100.00%	20	4.5926	2.072044
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	310946154	OF	New York	NY	Actual/360	3.768%	162,233.33	0.00	0.00	N/A	06/11/28	--	50,000,000.00	50,000,000.00	08/11/26
1A	310946155				Actual/360	3.768%	142,765.33	0.00	0.00	N/A	06/11/28	--	44,000,000.00	44,000,000.00	08/11/26
4	310943327	RT	Las Vegas	NV	Actual/360	4.896%	210,812.92	0.00	0.00	N/A	05/11/28	--	50,000,000.00	50,000,000.00	08/11/26
5	300801792	Various Various		Various	Actual/360	4.320%	161,900.35	0.00	0.00	N/A	07/01/28	--	43,521,600.00	43,521,600.00	08/01/26
6	300801789	OF	Metairie	LA	Actual/360	4.250%	153,708.33	0.00	0.00	N/A	06/01/28	--	42,000,000.00	42,000,000.00	08/01/26
7	1852902	RT	Chula Vista	CA	Actual/360	4.672%	164,746.40	0.00	0.00	07/01/28	11/01/29	--	40,950,000.00	40,950,000.00	08/01/26
8	453011953	RT	Frontenac	MO	Actual/360	4.433%	152,692.22	0.00	0.00	N/A	08/01/28	--	40,000,000.00	40,000,000.00	08/01/26
9	310942683	RT	Aventura	FL	Actual/360	4.890%	168,433.33	0.00	0.00	N/A	07/11/28	--	40,000,000.00	40,000,000.00	08/11/26
11	1852535	OF	New York	NY	Actual/360	5.430%	175,343.75	0.00	0.00	N/A	08/01/28	--	37,500,000.00	37,500,000.00	03/01/26
12	300801774	RT	Fairfax	VA	Actual/360	4.258%	107,229.54	53,492.07	0.00	N/A	05/10/23	11/10/26	29,244,862.11	29,191,370.04	08/10/26
13	320131113	RT	Cincinnati	OH	Actual/360	5.280%	98,677.55	39,838.28	0.00	N/A	05/01/28	--	21,703,272.86	21,663,434.58	08/01/26
14	656120811	OF	San Francisco	CA	Actual/360	3.709%	70,257.37	0.00	0.00	04/06/28	04/06/31	--	22,000,000.00	22,000,000.00	08/06/26
15	453011911	RT	Chino Hills	CA	Actual/360	5.175%	98,037.50	0.00	0.00	N/A	06/01/28	--	22,000,000.00	22,000,000.00	08/01/26
16	310944507	OF	Ontario	CA	Actual/360	5.030%	80,336.78	24,162.60	0.00	N/A	07/11/28	--	18,547,579.58	18,523,416.98	08/11/26
18	320131118	LO	Boise	ID	Actual/360	5.110%	67,160.04	21,033.28	0.00	N/A	07/01/28	--	15,262,680.94	15,241,647.66	08/01/26
19	310946883	RT	Franklin	TN	30/360	4.839%	51,511.08	27,542.71	0.00	N/A	05/11/28	--	12,773,981.22	12,746,438.51	08/11/26
20	470109290	MF	White Plains	NY	Actual/360	4.390%	41,920.91	35,024.12	0.00	N/A	06/01/28	--	11,089,374.03	11,054,349.91	08/01/26
21	310945278	LO	Orlando	FL	Actual/360	5.145%	52,616.73	18,872.36	0.00	N/A	07/11/28	--	11,876,249.30	11,857,376.94	07/11/26
22	300801793	LO	Myrtle Beach	SC	Actual/360	5.323%	50,660.96	19,877.21	0.00	N/A	07/01/28	--	11,052,429.55	11,032,552.34	07/01/26
23	300801795	MF	Vancouver	WA	Actual/360	4.850%	36,901.65	17,186.76	0.00	N/A	07/01/28	--	8,835,778.72	8,818,591.96	08/01/26
24	300801821	MU	New York	NY	Actual/360	4.810%	41,419.44	0.00	0.00	N/A	07/01/28	--	10,000,000.00	10,000,000.00	08/01/26
25	300801817	OF	Tacoma	WA	Actual/360	4.764%	37,433.92	14,449.49	0.00	N/A	07/01/28	--	9,125,030.36	9,110,580.87	08/01/26
26	470109720	MF	Suffern	NY	Actual/360	4.470%	30,961.66	16,625.57	0.00	N/A	07/01/28	--	8,043,731.31	8,027,105.74	08/01/26
27	1852910	IN	Farmington Hills	MI	Actual/360	4.280%	21,388.79	29,830.16	0.00	N/A	07/01/28	--	5,803,409.41	5,773,579.25	08/01/26
28	600940064	LO	Oregon	OH	Actual/360	4.810%	27,353.10	13,092.69	0.00	N/A	05/11/27	--	6,603,927.28	6,590,834.59	08/11/26
29	470109300	MF	Bayside	NY	Actual/360	4.190%	24,414.90	7,414.19	0.00	N/A	07/01/28	--	6,766,773.92	6,759,359.73	08/01/26
30	300801765	MF	Davis	CA	Actual/360	4.820%	24,903.33	0.00	0.00	N/A	05/01/28	--	6,000,000.00	6,000,000.00	08/01/26
31	610945607	OF	Colorado Springs	CO	Actual/360	5.040%	24,955.00	0.00	0.00	N/A	07/11/28	--	5,750,000.00	5,750,000.00	08/11/26

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
32	300801816	LO	Brenham	TX	Actual/360	5.567%	23,135.64	8,324.35	0.00	N/A	07/01/28	--	4,826,154.03	4,817,829.68	08/01/26
33	300801820	MF	Beaverton	OR	Actual/360	4.909%	21,135.97	0.00	0.00	N/A	07/01/28	--	5,000,000.00	5,000,000.00	08/01/26
35	410935318	RT	Phoenix	AZ	Actual/360	4.840%	16,504.40	0.00	0.00	N/A	04/11/27	--	3,960,000.00	3,960,000.00	08/11/26
36	410944844	OF	West Deptford	NJ	Actual/360	5.165%	14,725.87	6,195.00	0.00	N/A	05/11/28	--	3,310,940.53	3,304,745.53	08/11/26
37	470109320	MF	White Plains	NY	Actual/360	4.510%	12,414.95	6,608.04	0.00	N/A	06/01/28	--	3,196,754.81	3,190,146.77	08/01/26
38	470108890	MF	Amityville	NY	Actual/360	4.210%	11,443.69	6,793.95	0.00	N/A	07/01/28	--	3,156,637.02	3,149,843.07	08/01/26
39	600945697	IN	Laurel	MD	Actual/360	4.880%	13,867.33	0.00	0.00	N/A	07/11/28	--	3,300,000.00	3,300,000.00	08/11/26
40	470109060	MF	Mount Vernon	NY	Actual/360	4.520%	11,452.47	2,974.71	0.00	N/A	06/01/28	--	2,942,397.65	2,939,422.94	08/01/26
42	470108430	MF	New York	NY	Actual/360	4.570%	10,102.61	5,222.98	0.00	N/A	07/01/28	--	2,567,191.87	2,561,968.89	08/01/26
43	300801797	MF	Saint Clair	MI	Actual/360	5.206%	12,888.47	0.00	0.00	N/A	07/01/28	--	2,875,000.00	2,875,000.00	08/01/26
44	410944306	SS	Las Vegas	NV	Actual/360	4.870%	6,762.50	15,700.20	0.00	N/A	07/11/28	--	1,612,571.23	1,596,871.03	08/11/26
45	300801819	MF	Hillsboro	OR	Actual/360	4.909%	11,836.14	0.00	0.00	N/A	07/01/28	--	2,800,000.00	2,800,000.00	08/01/26
46	300801779	MF	Jacksonville	FL	Actual/360	5.345%	11,479.06	3,868.76	0.00	N/A	05/01/28	--	2,494,016.51	2,490,147.75	08/01/26
47	470109470	MF	Yonkers	NY	Actual/360	4.290%	9,135.34	2,640.81	0.00	N/A	07/01/28	--	2,472,909.69	2,470,268.88	08/01/26
48	470109270	MF	New York	NY	Actual/360	4.430%	8,112.18	4,451.18	0.00	N/A	06/01/28	--	2,126,544.97	2,122,093.79	08/01/26
49	300801818	MF	Canby	OR	Actual/360	4.909%	9,299.83	0.00	0.00	N/A	07/01/28	--	2,200,000.00	2,200,000.00	08/01/26
50	470108870	MF	Lynbrook	NY	Actual/360	4.280%	6,712.50	3,902.00	0.00	N/A	06/01/28	--	1,821,300.03	1,817,398.03	08/01/26
51	470108960	MF	Great Neck	NY	Actual/360	4.420%	6,635.16	3,654.67	0.00	N/A	06/01/28	--	1,743,290.72	1,739,636.05	08/01/26
52	470109940	MF	Yonkers	NY	Actual/360	4.380%	6,922.82	1,914.75	0.00	N/A	07/01/28	--	1,835,480.94	1,833,566.19	08/01/26
53	470110090	MF	Woodsburgh	NY	Actual/360	4.400%	6,455.02	3,560.20	0.00	N/A	07/01/28	--	1,703,671.96	1,700,111.76	08/01/26
54	470109210	MF	Mount Kisco	NY	Actual/360	4.470%	6,555.47	3,542.62	0.00	N/A	06/01/28	--	1,703,088.44	1,699,545.82	08/01/26
55	300801778	MF	Palatka	FL	Actual/360	5.145%	8,417.79	0.00	0.00	N/A	05/01/28	--	1,900,000.00	1,900,000.00	08/01/26
56	410944935	SS	Houston	TX	Actual/360	5.140%	7,569.82	2,738.43	0.00	N/A	06/11/28	--	1,710,265.46	1,707,527.03	08/11/26
57	470109040	MF	Elmhurst	NY	Actual/360	4.410%	4,842.68	2,677.60	0.00	N/A	06/01/28	--	1,275,229.57	1,272,551.97	08/01/26
58	470109560	MF	New York	NY	Actual/360	4.620%	2,856.33	7,168.50	0.00	N/A	06/01/28	--	717,971.48	710,802.98	08/01/26
59	470109540	MF	New York	NY	Actual/360	4.390%	3,863.17	2,138.87	0.00	N/A	07/01/28	--	1,021,926.89	1,019,788.02	08/01/26
61	470109880	MF	New York	NY	Actual/360	4.520%	3,326.26	1,752.48	0.00	N/A	07/01/28	--	854,591.21	852,838.73	08/01/26
62	470109810	MF	New York	NY	Actual/360	4.520%	3,326.26	1,752.48	0.00	N/A	07/01/28	--	854,591.21	852,838.73	08/01/26
Totals							2,752,555.94	436,024.07	0.00				696,433,206.81	695,997,182.74
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	26,585,648.97	7,574,471.24	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
1A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	10,900,953.11	5,007,263.35	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
5	4,851,018.40	2,426,230.93	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
6	5,485,238.33	1,481,019.15	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
7	3,540,092.77	853,844.91	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
8	14,769,714.70	3,702,451.00	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
9	5,873,771.97	3,376,215.93	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
11	99,741.64	17,739.58	01/01/26	03/31/26	--	0.00	0.00	174,817.40	864,609.37	214,557.19	0.00
12	15,290,052.23	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	3,328,288.53	791,024.00	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
14	31,379,062.30	8,129,715.06	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
15	9,392,173.27	2,347,640.71	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
16	2,120,642.92	1,128,767.81	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
18	3,231,433.14	3,090,158.81	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
19	20,199,184.31	4,773,823.15	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,176,958.57	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,363,757.28	1,435,283.40	04/01/25	03/31/26	--	0.00	0.00	71,437.96	71,437.96	0.00	0.00
22	1,827,227.21	0.00	--	--	--	0.00	0.00	70,490.58	70,490.58	0.00	0.00
23	1,197,130.24	581,531.56	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,246,624.21	667,839.08	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
25	2,272,425.50	1,044,379.61	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
26	551,741.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,811,525.21	930,629.52	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
28	356,974.57	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	389,119.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,135,435.03	737,157.25	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
31	501,397.26	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
32	1,144,016.16	1,130,731.65	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
33	784,094.86	383,676.48	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
35	387,463.70	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
36	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
37	299,125.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
38	140,343.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	720,862.00	715,326.00	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
40	233,599.45	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
42	309,288.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
43	644,415.60	161,532.29	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
44	413,845.11	220,071.61	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
45	480,683.28	253,885.16	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
46	499,209.41	149,188.74	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
47	178,488.83	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
48	134,486.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
49	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
50	227,135.95	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
51	205,883.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
52	(151,413.67)	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
53	131,585.82	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
54	120,623.16	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
55	386,024.17	93,842.47	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
56	138,148.65	37,881.09	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
57	41,964.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
58	31,957.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
59	150,942.58	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
61	35,311.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
62	61,694.86	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	178,627,108.59	53,243,321.54				0.00	0.00	316,745.94	1,006,537.91	214,557.19	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO	Modifications			Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/17/26	0	0.00	0	0.00	1	37,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.592613%	4.554124%	20
07/17/26	0	0.00	0	0.00	1	37,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.592703%	4.554211%	21
06/17/26	0	0.00	1	37,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	2	16,283,700.64	4.592799%	4.554305%	22
05/15/26	1	37,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	2	14,523,699.36	0	0.00	4.586546%	4.561694%	23
04/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	1,085,631.06	4.581229%	4.556537%	24
03/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.581257%	4.556456%	25
02/18/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.581372%	4.556559%	26
01/16/26	0	0.00	0	0.00	0	0.00	0	0.00	1	0.00	0	0.00	0	0.00	1	1,226,853.69	4.581461%	4.556637%	27
12/17/25	0	0.00	0	0.00	1	14,276,356.88	0	0.00	1	14,276,356.88	0	0.00	2	16,942,200.00	0	0.00	4.588219%	4.558764%	28
11/18/25	0	0.00	0	0.00	1	14,276,356.88	0	0.00	1	14,276,356.88	0	0.00	0	0.00	0	0.00	4.582242%	4.553071%	29
10/20/25	0	0.00	0	0.00	1	14,276,356.88	0	0.00	1	14,276,356.88	0	0.00	0	0.00	0	0.00	4.582325%	4.553147%	30
09/17/25	0	0.00	0	0.00	1	14,276,356.88	0	0.00	1	14,276,356.88	0	0.00	2	37,250,400.00	0	0.00	4.582416%	4.553231%	31
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding			Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal		Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance		Date	Code²	Date	Date	REO Date
11	1852535	03/01/26	4	6	174,817.40	864,609.37	214,557.19		37,500,000.00	06/04/26	13
21	310945278	07/11/26	0	B	71,437.96	71,437.96	0.00		11,876,249.30
22	300801793	07/01/26	0	B	70,490.58	70,490.58	0.00		11,052,429.55
Totals					316,745.94	1,006,537.91	214,557.19		60,428,678.85
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		29,191,370	29,191,370	0		0
7 - 12 Months		10,550,835	10,550,835	0		0
13 - 24 Months		593,304,978	555,804,978	37,500,000		0
25 - 36 Months		0	0	0		0
37 - 48 Months		40,950,000	40,950,000	0		0
49 - 60 Months		22,000,000	22,000,000	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-26	695,997,183	658,497,183	0	0	37,500,000	0
Jul-26	696,433,207	658,933,207	0	0	37,500,000	0
Jun-26	696,895,804	659,395,804	0	37,500,000	0	0
May-26	713,611,785	676,111,785	37,500,000	0	0	0
Apr-26	728,594,466	728,594,466	0	0	0	0
Mar-26	730,109,729	730,109,729	0	0	0	0
Feb-26	730,623,843	730,623,843	0	0	0	0
Jan-26	731,049,540	731,049,540	0	0	0	0
Dec-25	745,749,823	731,473,466	0	0	0	14,276,357
Nov-25	763,143,105	748,866,748	0	0	0	14,276,357
Oct-25	763,563,386	749,287,029	0	0	0	14,276,357
Sep-25	764,010,950	749,734,593	0	0	0	14,276,357
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
11	1852535	37,500,000.00	37,500,000.00	62,000,000.00	04/20/18	(30,038.67)	(0.05900)	03/31/26	08/01/28	I/O
57	470109040	1,272,551.97	1,272,551.97	12,150,000.00	04/10/18	41,964.00	0.46000	12/31/24	06/01/28	261
Totals		38,772,551.97	38,772,551.97	74,150,000.00		11,925.33

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
11	1852535	OF	NY	06/04/26	13

The loan transferred to Special Servicing effective 6/4/2026 due to monetary default. The collateral is the Ditson Building, a 58,850 SF 10-story (plus lower level) Class B office building located on East 34th Street between Madison Avenue and

Fifth Avenu e in the Murray Hill submarket of Midtown Manhattan. It was built in the year 1907 and renovated later in 2016. As of 3/31/2026, DSCR NOI was 0.03x and occupancy was 28.29%. Special servicer will engage counsel, execute PNA and initiate discussions with the Borrower.

57	470109040	MF	NY	11/24/25	0

Counsel has cleared conflicts and default/ROR letter was issued to the borrowers. Borrower entered into an agreement with a cell tower provider without consent in 2024. Borrower utilized proceeds ($556k) from transaction to fund delinquent taxes ($180k).

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
19	310946883	14,492,141.00	4.83900%	14,492,141.00 4.83900%		10	07/08/20	06/11/20	08/11/20
19	310946883	0.00	4.83900%	0.00	4.83900%	10	12/29/21	12/29/21	01/11/22
22	300801793	0.00	5.32300%	0.00	5.32300%	8	08/03/21	08/03/21	--
Totals		14,492,141.00		14,492,141.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
17	1852676 01/16/26	14,276,356.88	2,950,000.00	4,727,123.86	3,500,270.17	4,727,123.86	1,226,853.69	13,049,503.19	0.00	0.00	13,049,503.19	79.08%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		14,276,356.88	2,950,000.00	4,727,123.86	3,500,270.17	4,727,123.86	1,226,853.69	13,049,503.19	0.00	0.00	13,049,503.19

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
17	1852676	01/16/26	0.00	0.00	13,049,503.19	0.00	0.00	13,049,503.19	0.00	0.00	13,049,503.19
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	13,049,503.19	0.00	0.00	13,049,503.19	0.00	0.00	13,049,503.19

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
11	0.00	0.00	8,072.92	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	0.00	0.00	0.00	1,385.16	0.00	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	0.00	0.00	790.54	0.00	0.00	0.00	0.00	0.00	0.00	0.00
57	0.00	0.00	1,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	9,072.92	0.00	2,175.70	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		11,248.62

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Supplemental Notes
None

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